CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018
Cash Flows from Operating Activities:
Net Profit (loss)	$ 12,716	$ (4,165)		$ 8,606	$ (8,716)		$ (1,057)
Adjustments to profit and loss items:
Profit from discontinued operation				(50)			(4,608)
Depreciation and amortization	278	170		552	305		577
Share-based compensation	324	149		599	367		645
Revaluation of liabilities in respect of IIA grants	(466)	218		(392)	404		287
Revaluation of contingent consideration for the purchase of shares	1,081	569		1,322	1,112		758
Other income from settlement agreement							(7,537)
Revaluation of lease liabilities	91			194
Increase (decrease) in severance pay liability, net	13	(5)		(10)	6		19
Net financing income	(87)	(115)		(149)	(182)		(412)
Un-realized foreign currency (gain) loss	60	85		(70)	126		182
Adjustments to profit and loss items, total	1,294	1,071		1,996	2,138		(10,089)
Changes in asset and liability items:
Increase in trade receivables	(318)	(494)		(9)	(421)		(211)
Decrease (increase) in inventories	(62)	149		146	15		206
Decrease (increase) in other receivables	2,482	(1,690)		2,744	(1,572)		(306)
Increase (decrease) in trade payables and accrued expenses	1,076	(51)		1,357	74		(536)
Increase (decrease) in other payables and deferred revenues	77	(507)		529	(336)		(161)
Changes in asset and liability items, total	3,255	(2,593)		4,767	(2,240)		(1,008)
Net cash flows provided by (used) in operating activities	17,265	(5,687)		15,369	(8,818)		(12,154)
Net cash provided by discontinued operating activities				50
Net cash provided by (used) in operating activities	17,265	(5,687)		15,419	(8,818)		(12,154)
Cash Flows from Investing Activities:
Purchase of property and equipment	(194)	(197)		(433)	(313)		(522)
Purchase of intangible assets		(13)			(13)		(12)
Interest received	14	2		44	2		106
Proceeds from (investment in) short term bank deposits, net	412	1,680		2,977	(21,165)		(16,612)
Net cash provided by (used in) investing activities	232	1,472		2,588	(21,489)		(17,040)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(157)			(312)
Proceeds from exercise of options			[1]			[1]	[1]
Proceeds of IIA grant, net of repayments	248			193	30		46
Net cash (used in) provided by financing activities	91		[1]	(119)	30		46
Exchange rate differences on cash and cash equivalent balances	(55)	(117)		63	(133)		(205)
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents from continuing activities	17,533	(4,332)		17,901	(30,410)		(29,353)
Increase in cash and cash equivalents from discontinued activities				50
Balance of cash and cash equivalents at the beginning of the period	7,134	9,991		6,716	36,069		36,069
Balance of cash and cash equivalents at the end of the period	$ 24,667	$ 5,659		$ 24,667	$ 5,659		$ 6,716

[1]	Represents less than $ 1.